BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other borrowings	€ 2,393	€ 4,243
Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	2,393	4,243
Other borrowings	2,393	4,243
Current financial liabilities related parties	2,393	4,243
Carrying Amounts [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	2,393	4,243
Other borrowings	2,393	4,243
Current financial liabilities related parties	2,393	4,243
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	2,393	4,243
Other borrowings	2,393	4,243
Current financial liabilities related parties	€ 2,393	€ 4,243